New accounting standards	6 Months Ended
Jun. 30, 2024
Disclosure Of New Accounting Standards [Abstract]
New accounting standards	New accounting standards
New Standards and Interpretations, which became effective as of 1 January 2024, did not have a material impact on our unaudited condensed consolidated interim financial statements.